GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

9. GOODWILL

Goodwill of US$112,481 as of December 31, 2012 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired relating to the acquisition of Binglangjiang during 2007, the acquisitions of Yingchuan, Wuliting, Wangkeng, and Banzhu during 2008, the acquisitions of Shapulong and Ruiyang during 2009, the acquisitions of Husahe, Hengda, Xineng, Xiaopengzu and Jinling and its subsidiaries during 2010 and the acquisition of Dazhaihe during 2011, net of foreign currency translation adjustment. Goodwill is not deductible for tax purposes. In accordance with ASC 350-10, goodwill is not amortized but is tested for impairment at least annually.

The changes in the carrying amount of goodwill by operating and reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2010	19,036	—	76,358	41,241	136,635
Goodwill acquired during the year	6,646	—	—	—	6,646
Reclassified to assets held-for-sale	—	—	(3,214)	—	(3,214)
Foreign currency translation adjustment	1,122	—	3,744	2,106	6,972
Impairment of goodwill	(5,260)	—	(6,128)	—	(11,388)
Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651
Foreign currency translation adjustment	53	—	119	106	278
Disposal of subsidiaries	—	—	(23,448)	—	(23,448)
Balance as of December 31, 2012	21,597	—	47,431	43,453	112,481

	December 31,
	2011	2012
	US$	US$
Gross carrying value	147,330	124,189
Less: Accumulated impairment loss	(11,679)	(11,708)
Net carrying value	135,651	112,481

During the year ended December 31, 2011, due to the significant decline in its share price for a sustained period, the Company determined that there was an impairment indicator related to the carrying value of its goodwill. Thus, the Company performed the two-step goodwill impairment test on each of its reporting units.

In estimating the fair value of each of the reporting units in the first step of the impairment test, significant management judgment was applied. The Company estimated the fair value of each of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as insufficient number of comparable companies. In using the income approach methodology of valuation, estimates to determine the fair value of the reporting units included management’s judgment related to forecasts of future operating results, discount rates and expected future growth rates. The underlying assumptions used in the first step of the impairment test considered the market capitalization as of December 31, 2011 as well as the current local operating environment in certain provinces in the PRC and its expected impact on the fair value of the reporting unit. The Company determined that the fair value of certain reporting units was less than their carrying value and performed the second step of the impairment test.

The Company performed the second step of the impairment test to determine the implied fair value of goodwill for the reporting units with fair value less than carrying value. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit to all of the assets and liabilities including any unrecognized intangible assets of the reporting units. This implied fair value was compared to the carrying value of reporting unit goodwill to quantify the amount of impairment loss.

During the year ended December 31, 2012, the Company performed a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, the Company determined that it is not more likely than not that the fair value of its reporting units was less than their carrying value. Accordingly, the first and second steps of the goodwill impairment test are not necessary in accordance with ASC 350-10. For the years ended December 31, 2011and 2012, the Company recognized an impairment loss on goodwill of US$11,388 and US$nil, respectively.

During the year ended December 31, 2012, the Company completed the disposal of two wholly-owned subsidiaries, Yuheng and Yuanping (Note 6). Goodwill amounting to US$23,448 and US$3,219 for Yuheng and Yuanping, respectively, was derecognized on the respective disposal date.